Concentration of Risk (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2025 HKD ($)
Concentration of Risk [Line Items]
Credit risk financial instruments	¥ 301,095,000	$ 43,056	¥ 242,359,000
Bank deposits (in Dollars) | $					$ 500,000
Deposit insurance | ¥	¥ 500,000
Supplier Concentration Risk [Member] | Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	11.50%	11.50%		11.10%